PREPAID EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Prepaid Expense, Current [Abstract]
Schedule of prepaid expenses

Prepaid expenses and other assets consist of:

	September 30, 2016	December 31, 2015
Prepaid investor relations services	$—	$1,667
Prepaid licensing fees	—	35,000
Other prepaid services and fees	—	19,674
	$—	$56,341

	December 31,
	2015	2014
Prepaid investor relations services	$1,667	$121,500
Prepaid licensing fees	35,000	39,000
Other prepaid services and fees	19,674	16,900
	$56,341	$177,400